PAYROLL AND OTHER ACCRUED LIABILITIES (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Payables and Accruals [Abstract]
Payroll	$ 260,741	$ 231,701
Interest	17,161	23,889
Professional fees	145,000	160,000
Rents received in advance	708,747	465,290
Utilities	12,452	14,616
Brokers commissions	287,940	316,110
Construction costs	146,132	10,000
Other	937,443	1,023,161
Total	2,515,616	2,244,767
Less current portion	2,515,616	2,153,850
Long term portion		$ 90,917